OPERATING COSTS AND EXPENSES (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
OPERATING COSTS AND EXPENSES
Personnel	R$ (3,740,960)	R$ (3,757,552)	R$ (3,996,140)
Third-party services	(14,087,802)	(14,442,862)	(14,883,457)
Rental, insurance, condominium and connection means	(1,389,661)	(1,523,977)	(3,307,983)
Taxes, charges and contributions	(1,770,116)	(1,670,003)	(1,661,661)
Estimated impairment losses on accounts receivable (Note 4)	(1,740,358)	(1,682,348)	(1,533,660)
Depreciation and amortization	(11,227,498)	(10,919,792)	(8,368,623)
Cost of goods sold	(2,878,533)	(3,156,964)	(2,406,099)
Material and other operating costs and expenses	(254,703)	(204,767)	(299,855)
Total	(37,089,631)	(37,358,265)	(36,457,478)
Depreciation on lease	2,225,639	1,939,401	29,631
Cost of sales and services
OPERATING COSTS AND EXPENSES
Personnel	(775,789)	(758,780)	(872,032)
Third-party services	(7,120,850)	(6,601,587)	(6,656,924)
Rental, insurance, condominium and connection means	(1,284,943)	(1,388,217)	(2,957,489)
Taxes, charges and contributions	(1,690,171)	(1,597,066)	(1,594,836)
Depreciation and amortization	(8,865,855)	(8,624,228)	(6,487,909)
Cost of goods sold	(2,878,533)	(3,156,964)	(2,406,099)
Material and other operating costs and expenses	(76,942)	(32,105)	(50,478)
Total	(22,693,083)	(22,158,947)	(21,025,767)
Selling expenses
OPERATING COSTS AND EXPENSES
Personnel	(2,522,455)	(2,568,363)	(2,574,498)
Third-party services	(5,888,370)	(6,686,452)	(6,989,006)
Rental, insurance, condominium and connection means	(59,578)	(78,401)	(147,613)
Taxes, charges and contributions	(32,517)	(41,810)	(30,703)
Estimated impairment losses on accounts receivable (Note 4)	(1,740,358)	(1,682,348)	(1,533,660)
Depreciation and amortization	(1,495,229)	(1,501,096)	(1,352,638)
Material and other operating costs and expenses	(133,048)	(142,752)	(204,623)
Total	(11,871,555)	(12,701,222)	(12,832,741)
General and administrative expenses
OPERATING COSTS AND EXPENSES
Personnel	(442,716)	(430,409)	(549,610)
Third-party services	(1,078,582)	(1,154,823)	(1,237,527)
Rental, insurance, condominium and connection means	(45,140)	(57,359)	(202,881)
Taxes, charges and contributions	(47,428)	(31,127)	(36,122)
Depreciation and amortization	(866,414)	(794,468)	(528,076)
Material and other operating costs and expenses	(44,713)	(29,910)	(44,754)
Total	R$ (2,524,993)	R$ (2,498,096)	R$ (2,598,970)